UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

Lord Abbett Municipal Income Fund, Inc.

(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 201-6984

Date of fiscal year end:  9/30

Date of reporting period:  July 1, 2004 through June 30, 2005

Item 1.  Proxy Voting Record.

FORM N-Px REPORT

ICA File Number: 811-03942

Reporting Period: 07/01/2004 - 06/30/2005

Lord Abbett Tax-Free Income Fund, Inc.

LORD ABBETT CALIFORNIA TAX-FREE FUND

Nothing to Report

LORD ABBETT CONNECTICUT TAX-FREE FUND

Nothing to Report

LORD ABBETT HAWAII TAX-FREE FUND

Nothing to Report

LORD ABBETT MINNESOTA TAX-FREE FUND

Nothing to Report

LORD ABBETT MISSOURI TAX-FREE FUND

Nothing to Report

LORD ABBETT NATIONAL TAX-FREE FUND

Nothing to Report

LORD ABBETT NEW JERSEY TAX-FREE FUND

Nothing to Report

LORD ABBETT NEW YORK TAX-FREE FUND

Nothing to Report

LORD ABBETT TEXAS TAX-FREE FUND

Nothing to Report

LORD ABBETT WASHINGTON TAX-FREE FUND

Nothing to Report

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Christina T. Simmons
Christina T. Simmons
Vice President & Assistant Secretary

Date: August 29, 2005